Preferred Stock	12 Months Ended
Dec. 31, 2016
Preferred Stock [Member]
Preferred Stock

Note 17 — Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001 per share with rights, preferences, privileges and restrictions as to be determined by the Company’s Board of Directors. There were 2,250 and 0 shares of preferred stock issued and outstanding as of December 31, 2016 and 2015, respectively.